Commitments (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Commitments (Textual)
Rental expense	$ 149,137	$ 104,879	$ 90,378
Lease term	2 years